SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding at January 1, 2016	5,201,661	4,702,920	7,073,511
Granted	2,772,300	1,562,000	1,239,375
Exercised	(139,400)	(600,393)	(3,058,966)
Expired	(416,523)	(160,000)
Forfeited	(1,389,150)	(302,866)	(551,000)
Outstanding at December 31, 2016	6,028,888	5,201,661	4,702,920	7,073,511
Exercisable at December 31, 2016	2,014,403	1,791,130	1,265,300
Vested and expected to vest at December 31, 2016	5,475,668	4,878,629	4,320,142
Weighted-average exercise price
Outstanding at January 1, 2016	$ 16.51	$ 15.54	$ 11.74
Granted	12.94	18.96	17.14
Exercised	12.18	14.57	7.35
Expired	17.06	16.92
Forfeited	19.09	17.76	14.83
Outstanding at December 31, 2016	14.33	16.51	15.54	$ 11.74
Exercisable at December 31, 2016	15.28	15.32	15.57
Vested and expected to vest at December 31, 2016	$ 14.44	$ 16.44	$ 15.99
Weighted- average remaining contractual term (in years)
Outstanding	3 years 3 months 7 days	3 years 22 days	3 years 2 months 19 days	2 years 7 months 13 days
Exercisable at December 31, 2016	1 year 10 months 6 days	1 year 10 months 28 days	1 year 6 months 29 days
Vested and expected to vest at December 31, 2016	3 years 1 month 28 days	2 years 11 months 27 days	3 years 1 month 21 days
Aggregate intrinsic value
Outstanding	$ 5,070	$ 2,748	$ 30,474	$ 44,716
Exercisable at December 31, 2016	597	1,578	8,161
Vested and expected to vest at December 31, 2016	$ 4,236	$ 2,655	$ 26,033